Loans to and Investments in Associated Companies - Golden Queen Mining Company (Details) - USD ($) $ in Millions	3 Months Ended	11 Months Ended	71 Months Ended
	Sep. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Cash invested in Limited Liability Company			$ 93.0
Golden Queen
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Golden Queen Mining Co, Ltd
Schedule of Equity Method Investments [Line Items]
Prior ownership percentage				100.00%
Ownership percentage			50.00%
Clay Family
Schedule of Equity Method Investments [Line Items]
Contributions from noncontrolling interests			$ 34.5
Investment In Golden Queen
Schedule of Equity Method Investments [Line Items]
Equity method investment impairment	$ 47.9	$ 47.9
Gauss LLC | Golden Queen
Schedule of Equity Method Investments [Line Items]
Total investment in associated company			$ 127.5